PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepayments to suppliers	$ 3,752	23,377	14,852
Prepayments to related parties			9,625
Rental, insurance and other expenses	3,166	19,722	10,398
Rebates and promotion fees receivable	20,434	127,305	74,714
Warehouse deposits	1,145	7,133	9,464
Interest receivable	1,739	10,833	13,738
Other receivables	2,395	14,924	9,516
Prepaid Expenses and Other Current Assets, Total	$ 32,631	203,294	142,307